Schedule of Investments

September 30, 2019 (unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 50.3%

Communication Services - 4.1%
Alphabet, Inc. - Class A (2)	453	553,176
Alphabet, Inc. - Class C (2)	3,236	3,944,684
AMC Entertainment Holdings, Inc.	1,033	11,053
AT&T, Inc.	45,230	1,711,503
Beasley Broadcast Group, Inc.	215	667
Cable One, Inc.	161	202,007
Cincinnati Bell, Inc. (2)	43	218
Cogent Communications Holdings, Inc.	99	5,455
Comcast Corp. - Class A	36,154	1,629,822
Consolidated Communications Holdings, Inc.	1,911	9,096
Cumulus Media, Inc. (2)	1,505	21,883
Facebook, Inc. (2)	13,513	2,406,395
Fluent, Inc. (2)	830	2,270
Frontier Communications Corp. (2)	4,256	3,690
Gannett Co., Inc.	1,864	20,019
IDT Corp. (2)	433	4,559
Lee Enterprises, Inc. (2)	8,419	17,175
Liberty Latin America, Ltd. - Class A (2)	2,456	41,924
Liberty TripAdvisor Holdings, Inc. (2)	7,349	69,154
Marchex, Inc. (2)	24	75
Marcus Corp./The	2,451	90,712
National CineMedia, Inc.	5,089	41,730
Nexstar Media Group, Inc.	62	6,343
TechTarget, Inc. (2)	161	3,627
TEGNA, Inc.	4,776	74,171
Telephone & Data Systems, Inc.	6,935	178,923
T-Mobile US, Inc. (2)	21,054	1,658,424
United States Cellular Corp. (2)	980	36,828
Verizon Communications, Inc.	46,094	2,782,234
Viacom, Inc.	17,292	415,527
Walt Disney Co./The	2,552	332,577

		16,275,921

Consumer Discretionary - 6.6%
Aaron's, Inc.	2,072	133,147
Amazon.com, Inc. (2)	2,433	4,223,469
American Public Education, Inc. (2)	320	7,149
Aramark	1,087	47,371
Ascena Retail Group, Inc. (2)	5,268	1,391
AutoZone, Inc. (2)	357	387,209
Barnes & Noble Education, Inc. (2)	3,447	10,755
Bassett Furniture Industries, Inc.	1,632	24,970
Best Buy Co., Inc.	5,070	349,779
Big Lots, Inc.	163	3,994
Biglari Holdings, Inc. - Class B (2)	88	9,592
Bloomin' Brands, Inc.	1,837	34,774
Brinker International, Inc.	295	12,588
Career Education Corp. (2)	1,830	29,079
Cavco Industries, Inc. (2)	9	1,729
Chipotle Mexican Grill, Inc. (2)	339	284,919
Citi Trends, Inc.	1,775	32,483
Clarus Corp.	2,218	26,006
Collectors Universe, Inc.	4	114
Core-Mark Holding Co., Inc.	856	27,490
Dana, Inc.	2,745	39,638
Darden Restaurants, Inc.	1,522	179,931
Deckers Outdoor Corp. (2)	441	64,986
Denny's Corp. (2)	1,094	24,905
Dine Brands Global, Inc.	1,145	86,860
Dollar General Corp.	3,966	630,356

eBay, Inc.	17,773	692,792
Ethan Allen Interiors, Inc.	510	9,741
Everi Holdings, Inc. (2)	5,578	47,190
Extended Stay America, Inc.	5,265	77,080
Flexsteel Industries, Inc.	95	1,408
Fox Factory Holding Corp. (2)	693	43,132
Funko, Inc. (2)	669	13,765
GameStop Corp.	3,991	22,030
Garmin, Ltd.	2,589	219,262
General Motors Co.	36,243	1,358,388
Gentex Corp.	4,593	126,468
Helen of Troy, Ltd. (2)	169	26,645
Home Depot, Inc./The	7,462	1,731,333
Hooker Furniture Corp.	1,047	22,448
Hudson, Ltd. (2)	429	5,264
J Alexander's Holdings, Inc. (2)	3,844	45,052
J. Jill, Inc.	1,501	2,852
Johnson Outdoors, Inc.	38	2,225
KB Home	385	13,090
Kirkland's, Inc. (2)	4,396	6,770
Lear Corp.	1,864	219,766
Lululemon Athletica, Inc. (2)	3,045	586,254
M/I Homes, Inc. (2)	1,738	65,436
Macy's, Inc.	1,754	27,257
Malibu Boats, Inc. (2)	1,277	39,178
MasterCraft Boat Holdings, Inc. (2)	1,354	20,208
McDonald's Corp.	9,181	1,971,253
MDC Holdings, Inc.	2,053	88,484
Meritage Homes Corp. (2)	1,698	119,454
Michaels Cos., Inc./The (2)	937	9,173
Murphy USA, Inc. (2)	230	19,619
NIKE, Inc. - Class B	12,804	1,202,552
Nordstrom, Inc.	8	269
Norwegian Cruise Line Holdings, Ltd. (2)	1,413	73,151
NVR, Inc. (2)	25	92,934
Office Depot, Inc.	6,041	10,602
Polaris, Inc.	16	1,408
Pool Corp.	187	37,718
PulteGroup, Inc.	4,531	165,608
Ralph Lauren Corp.	1,615	154,184
RCI Hospitality Holdings, Inc.	130	2,688
RH (2)	31	5,296
Ross Stores, Inc.	15,892	1,745,736
SeaWorld Entertainment, Inc. (2)	2,396	63,063
Sportsman's Warehouse Holdings, Inc. (2)	1,076	5,574
Starbucks Corp.	24,403	2,157,713
Stoneridge, Inc. (2)	440	13,627
Superior Industries International, Inc.	1,597	4,615
Tailored Brands, Inc. (3)	1,399	6,156
Target Corp.	13,657	1,460,070
Taylor Morrison Home Corp. (2)	4,766	123,630
Tilly's, Inc.	923	8,713
TJX Cos., Inc./The	34,738	1,936,296
Toll Brothers, Inc.	2,979	122,288
Town Sports International Holdings, Inc. (2)	3,233	5,302
Tupperware Brands Corp.	3,100	49,197
Twin River Worldwide Holdings, Inc.	189	4,315
Ulta Beauty, Inc. (2)	754	188,990
Vera Bradley, Inc. (2)	1,533	15,483
Whirlpool Corp.	940	148,858
Williams-Sonoma, Inc.	227	15,431
Winnebago Industries, Inc.	353	13,538
Wyndham Destinations, Inc.	3,261	150,071
Yum! Brands, Inc.	15,064	1,708,710

		26,001,487

Consumer Staples - 3.1%
Bunge, Ltd.	3,551	201,058
Casey's General Stores, Inc.	773	124,577
Coca-Cola Consolidated, Inc.	22	6,685
Costco Wholesale Corp.	3,857	1,111,240
Flowers Foods, Inc.	1,710	39,552

General Mills, Inc.	19,286	1,063,044
Hershey Co./The	6,797	1,053,467
Ingles Markets, Inc.	79	3,070
Kimberly-Clark Corp.	1,276	181,256
Kroger Co./The	4,920	126,838
Lifevantage Corp. (2)	638	8,741
Molson Coors Brewing Co.	8,840	508,300
Mondelez International, Inc.	24,807	1,372,323
Nu Skin Enterprises, Inc.	215	9,144
PepsiCo, Inc.	19,794	2,713,757
Performance Food Group Co. (2)	230	10,582
Pilgrim's Pride Corp. (2)	928	29,738
Procter & Gamble Co./The	7,377	917,551
Simply Good Foods Co./The (2)	1,156	33,512
SpartanNash Co.	1,823	21,566
Sysco Corp.	5,030	399,382
Tyson Foods, Inc.	6,549	564,131
Village Super Market, Inc.	40	1,058
Walmart, Inc.	15,032	1,783,998

		12,284,570

Energy - 2.2%
Amplify Energy Corp.	3,112	19,201
Arch Coal, Inc. - Class A	845	62,699
Ardmore Shipping Corp. (2)	304	2,034
Baker Hughes a GE Co.	10,400	241,280
Berry Petroleum Corp.	1,367	12,795
Bonanza Creek Energy, Inc. (2)	286	6,404
Brigham Minerals, Inc.	2,730	54,327
C&J Energy Services, Inc.	1,754	18,820
Cactus, Inc. (2)	5,752	166,463
Chevron Corp.	13,991	1,659,333
ConocoPhillips	27,187	1,549,115
Contura Energy, Inc. (2)	675	18,873
CVR Energy, Inc.	2,090	92,023
Delek US Holdings, Inc.	2,681	97,320
Devon Energy Corp.	2,493	59,982
DHT Holdings, Inc.	1,989	12,232
Dorian LPG, Ltd. (2)	2,189	22,678
Dril-Quip, Inc. (2)	354	17,764
Earthstone Energy, Inc. (2)	1,069	3,474
Era Group, Inc. (2)	308	3,252
Evolution Petroleum Corp.	1,318	7,697
Exxon Mobil Corp.	22,460	1,585,901
FTS International, Inc. (2)	286	641
Gulfport Energy Corp. (2)	1,596	4,325
Hallador Energy Co.	2,890	10,462
HollyFrontier Corp.	1,111	59,594
Keane Group, Inc. (2)	1,434	8,690
Liberty Oilfield Services, Inc.	721	7,808
Mammoth Energy Services, Inc.	2,877	7,135
Marathon Petroleum Corp.	6,516	395,847
Matrix Service Co. (2)	1,987	34,057
Nine Energy Service, Inc. (2)	855	5,275
ONEOK, Inc.	2,007	147,896
Par Pacific Holdings, Inc. (2)	3,550	81,153
PBF Energy, Inc.	2,321	63,108
Peabody Energy Corp.	4,925	72,496
Phillips 66	17,150	1,756,160
Profire Energy, Inc. (2)	45	85
ProPetro Holding Corp. (2)	3,291	29,915
Renewable Energy Group, Inc. (2)	3,535	53,043
Rosehill Resources, Inc. (2)	859	1,675
SRC Energy, Inc. (2)	6,853	31,935
Superior Energy Services, Inc. (2)	1,477	192
Talos Energy, Inc. (2)	1,785	36,289
W&T Offshore, Inc. (2)	6,731	29,414
World Fuel Services Corp.	2,218	88,587

		8,639,449

Financials - 5.6%
AG Mortgage Investment Trust, Inc.	343	5,196
Ally Financial, Inc.	18,133	601,290
American Express Co.	3,093	365,840
Artisan Partners Asset Management, Inc.	2,299	64,924
BancFirst Corp.	144	7,980
Bancorp, Inc./The (2)	3,872	38,333
BancorpSouth Bank	471	13,946
Bank of America Corp.	48,964	1,428,280
BankFinancial Corp.	411	4,891
BankUnited, Inc.	4,085	137,338
BCB Bancorp, Inc.	601	7,717
Berkshire Hathaway, Inc. - Class B (2)	16,955	3,526,979
Cannae Holdings, Inc. (2)	1,365	37,497
Cincinnati Financial Corp.	4,885	569,933
CIT Group, Inc.	3,377	153,012
Citigroup, Inc.	22,200	1,533,576
Citizens Financial Group, Inc.	305	10,788
CNA Financial Corp.	449	22,113
Discover Financial Services	2,603	211,077
DNB Financial Corp.	238	10,593
Donegal Group, Inc.	11	161
Elevate Credit, Inc. (2)	2,224	9,363
Ellington Financial, Inc.	6,873	124,195
Employers Holdings, Inc.	597	26,017
Erie Indemnity Co.	671	124,571
Essent Group, Ltd.	6,464	308,139
Farmers National Banc Corp.	459	6,646
Fidelity National Financial, Inc.	10,332	458,844
Fifth Third Bancorp	54,475	1,491,526
First American Financial Corp.	4,992	294,578
First BanCorp/Puerto Rico	10,456	104,351
First Horizon National Corp.	17,761	287,728
Great Ajax Corp.	3,114	48,267
Hallmark Financial Services, Inc. (2)	202	3,864
Heritage Insurance Holdings, Inc.	950	14,203
Hilltop Holdings, Inc.	7,478	178,649
IBERIABANK Corp.	2,246	169,663
Independent Bank Corp./MI	964	20,548
JPMorgan Chase & Co.	20,021	2,356,271
Ladder Capital Corp.	8,326	143,790
Ladenburg Thalmann Financial Services, Inc.	2,897	6,866
M&T Bank Corp.	4,861	767,892
Medley Management, Inc.	968	3,388
MGIC Investment Corp.	18,285	230,025
MSCI, Inc.	1,952	425,048
Nicolet Bankshares, Inc. (2)	498	33,152
NMI Holdings, Inc. (2)	3,787	99,447
Northeast Bank	456	10,110
Northrim BanCorp, Inc.	1,106	43,875
OFG Bancorp	2,767	60,597
Old Republic International Corp.	8,436	198,837
OneMain Holdings, Inc.	1,805	66,207
Oppenheimer Holdings, Inc.	4,294	129,078
Parke Bancorp, Inc.	136	3,022
PennyMac Financial Services, Inc. (2)	1,042	31,656
PennyMac Mortgage Investment Trust	3,378	75,093
Piper Jaffray Cos.	1,350	101,898
PNC Financial Services Group, Inc./The	3,764	527,562
Popular, Inc.	9,835	531,877
Prudential Financial, Inc.	16,066	1,445,137
Pzena Investment Management, Inc.	3,236	28,865
Radian Group, Inc.	11,768	268,781
Safety Insurance Group, Inc.	455	46,105
Sandy Spring Bancorp, Inc.	3,228	108,816
Santander Consumer USA Holdings, Inc.	3,050	77,806
Silvercrest Asset Management Group, Inc.	296	3,641
Simmons First National Corp.	394	9,811
Stewart Information Services Corp.	2,676	103,802
Summit Financial Group, Inc.	273	6,989
Synchrony Financial	31,119	1,060,847
United Community Financial Corp./OH	818	8,818

Univest Financial Corp.	735	18,750
US Bancorp	8,547	472,991
Walker & Dunlop, Inc.	1,894	105,931

		22,035,397

Healthcare - 9.3%
Abbott Laboratories	7,500	627,525
AbbVie, Inc.	10,784	816,564
ACADIA Pharmaceuticals, Inc. (2)	1,146	41,245
Accuray, Inc. (2)	5,942	16,459
Acer Therapeutics, Inc. (2)	1,087	3,468
Achillion Pharmaceuticals, Inc. (2)	3,745	13,482
Aclaris Therapeutics, Inc. (2)	574	620
Acorda Therapeutics, Inc. (2)	378	1,085
Aduro Biotech, Inc. (2)	524	555
Adverum Biotechnologies, Inc. (2)	347	1,891
Affimed NV (2)	3,416	10,043
Agilent Technologies, Inc.	7,087	543,077
Aldeyra Therapeutics, Inc. (2)	1,949	10,271
Alexion Pharmaceuticals, Inc. (2)	4,001	391,858
Alkermes PLC (2)	1,269	24,758
Allergan PLC	4,711	792,814
AmerisourceBergen Corp.	3,662	301,492
Amgen, Inc.	7,719	1,493,704
Amneal Pharmaceuticals, Inc. (2)	5,825	16,893
Amphastar Pharmaceuticals, Inc. (2)	185	3,669
AngioDynamics, Inc. (2)	3,918	72,170
Anika Therapeutics, Inc. (2)	373	20,474
Arcus Biosciences, Inc. (2)	642	5,842
Ardelyx, Inc. (2)	843	3,962
Arena Pharmaceuticals, Inc. (2)	1,225	56,068
ArQule, Inc. (2)	2,062	14,785
Arrowhead Pharmaceuticals, Inc. (2)	1,009	28,434
Assertio Therapeutics, Inc. (2)	5,541	7,092
Avantor, Inc. (2)	4,855	71,369
Avid Bioservices, Inc. (2)	1,685	8,931
Axsome Therapeutics, Inc. (2)	198	4,008
Baxter International, Inc.	20,090	1,757,272
Biogen, Inc. (2)	7,083	1,649,064
Bio-Rad Laboratories, Inc. (2)	75	24,956
BioSpecifics Technologies Corp. (2)	441	23,602
Bioxcel Therapeutics, Inc. (2)	157	1,105
Bruker Corp.	1,310	57,548
Calyxt, Inc. (2)	62	350
Cardinal Health, Inc.	3,579	168,893
CareDx, Inc. (2)	695	15,714
CASI Pharmaceuticals, Inc. (2)	766	2,558
Catalent, Inc. (2)	6,018	286,818
Catalyst Pharmaceuticals, Inc. (2)	765	4,062
Celcuity, Inc. (2)	180	3,056
Celgene Corp. (2)	19,628	1,949,060
Cerecor, Inc. (2)	808	2,658
Cerner Corp.	11,664	795,135
Chemed Corp.	597	249,289
Chiasma, Inc. (2)	2,162	10,702
Chimerix, Inc. (2)	4,576	10,754
Collegium Pharmaceutical, Inc. (2)	1,637	18,793
Computer Programs & Systems, Inc.	1,009	22,813
Concert Pharmaceuticals, Inc. (2)	50	294
Conformis, Inc. (2)	1,026	1,908
CONMED Corp.	688	66,151
Corium International Contingent Value Rights (2)(8)	164	0
Cutera, Inc. (2)	119	3,478
Cytokinetics, Inc. (2)	425	4,837
Danaher Corp.	8,490	1,226,211
DENTSPLY SIRONA, Inc.	1,852	98,730
Dova Pharmaceuticals, Inc. (2)	128	3,578
Edwards Lifesciences Corp. (2)	61	13,415
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	1,792	0
Eli Lilly & Co.	14,199	1,587,874
Emergent BioSolutions, Inc. (2)	161	8,417
Endo International PLC (2)	9,086	29,166

Ensign Group, Inc./The	26	1,233
Exact Sciences Corp. (2)	2,047	184,987
Exelixis, Inc. (2)	7,041	124,520
Fate Therapeutics, Inc. (2)	4	62
Genomic Health, Inc. (2)	319	21,635
Gilead Sciences, Inc.	21,177	1,342,198
Globus Medical, Inc. (2)	345	17,636
GlycoMimetics, Inc. (2)	259	1,116
Haemonetics Corp. (2)	712	89,812
Harvard Bioscience, Inc. (2)	45	138
HealthStream, Inc. (2)	2,010	52,039
Hill-Rom Holdings, Inc.	3,437	361,676
HMS Holdings Corp. (2)	123	4,239
Hologic, Inc. (2)	186	9,391
Horizon Therapeutics Plc (2)	1,888	51,410
Humana, Inc.	1,125	287,629
IDEXX Laboratories, Inc. (2)	749	203,676
ImmunoGen, Inc. (2)	733	1,774
Incyte Corp. (2)	4,012	297,811
Insulet Corp. (2)	327	53,932
Integer Holdings Corp. (2)	899	67,928
Intersect ENT, Inc. (2)	95	1,616
Invitae Corp. (2)	3,033	58,446
Iovance Biotherapeutics, Inc. (2)	1,199	21,822
IQVIA Holdings, Inc. (2)	1,948	290,992
Jazz Pharmaceuticals PLC (2)	474	60,738
Johnson & Johnson	19,141	2,476,463
Jounce Therapeutics, Inc. (2)	3,602	11,995
Kadmon Holdings, Inc. (2)	1,245	3,137
Kindred Biosciences, Inc. (2)	243	1,665
Krystal Biotech, Inc. (2)	61	2,118
Kura Oncology, Inc. (2)	344	5,218
Lantheus Holdings, Inc. (2)	110	2,757
Mallinckrodt PLC (2)	6,176	14,884
Marinus Pharmaceuticals, Inc. (2)	344	530
Masimo Corp. (2)	1,109	165,008
McKesson Corp.	2,965	405,197
Medicines Co./The (2)	838	41,900
Medtronic PLC	21,743	2,361,725
MEI Pharma, Inc. (2)	865	1,453
MeiraGTx Holdings plc (2)	655	10,447
Merck & Co., Inc.	30,082	2,532,303
Minerva Neurosciences, Inc. (2)	2,091	16,205
Mirati Therapeutics, Inc. (2)	56	4,363
Misonix, Inc. (2)	345	6,935
Molecular Templates, Inc. (2)	175	1,153
Morphic Holding, Inc. (2)	128	2,318
Mustang Bio, Inc. (2)	183	597
Myriad Genetics, Inc. (2)	237	6,785
Natera, Inc. (2)	1,407	46,150
Natus Medical, Inc. (2)	714	22,734
Neurocrine Biosciences, Inc. (2)	1,023	92,183
NextGen Healthcare, Inc. (2)	312	4,889
Novocure, Ltd. (2)	94	7,029
Odonate Therapeutics, Inc. (2)	299	7,783
Oncternal Therapeutics, Inc. (2)	749	3,745
Osmotica Pharmaceuticals PLC (2)	771	2,961
Palatin Technologies, Inc. (2)	11,896	10,811
Perrigo Co. PLC	1,813	101,329
Pfenex, Inc. (2)	595	5,022
Pfizer, Inc.	56,246	2,020,919
Phibro Animal Health Corp.	2,554	54,477
Pieris Pharmaceuticals, Inc. (2)	4,550	15,516
PRA Health Sciences, Inc. (2)	194	19,251
Principia Biopharma, Inc. (2)	683	19,288
Protagonist Therapeutics, Inc. (2)	723	8,683
Prothena Corp. PLC (2)	1,103	8,648
PTC Therapeutics, Inc. (2)	50	1,691
Puma Biotechnology, Inc. (2)	14	151
Ra Pharmaceuticals, Inc. (2)	1,198	28,333
Recro Pharma, Inc. (2)	2,016	22,337
Repligen Corp. (2)	1,201	92,105
ResMed, Inc.	585	79,039

Retrophin, Inc. (2)	480	5,563
Rigel Pharmaceuticals, Inc. (2)	3,713	6,943
Rocket Pharmaceuticals, Inc. (2)	1,536	17,894
RTI Surgical Holdings, Inc. (2)	2,100	5,985
Seattle Genetics, Inc. (2)	48	4,099
SIGA Technologies, Inc. (2)	2,587	13,245
STERIS PLC	1,192	172,232
Stryker Corp.	9,048	1,957,082
Synlogic, Inc. (2)	206	472
Tandem Diabetes Care, Inc. (2)	114	6,724
Triple-S Management Corp. (2)	61	817
United Therapeutics Corp. (2)	978	77,996
Universal Health Services, Inc.	1,678	249,603
Vanda Pharmaceuticals, Inc. (2)	1,073	14,249
Varex Imaging Corp. (2)	204	5,822
Veeva Systems, Inc. (2)	1,872	285,836
Vericel Corp. (2)	1,465	22,180
Vertex Pharmaceuticals, Inc. (2)	8,880	1,504,450
Voyager Therapeutics, Inc. (2)	1,144	19,688
West Pharmaceutical Services, Inc.	233	33,044
Zimmer Biomet Holdings, Inc.	7,463	1,024,446
Zoetis, Inc.	9,732	1,212,510
Zynerba Pharmaceuticals, Inc. (2)	151	1,142

		36,503,577

Industrials - 3.4%
AGCO Corp.	1,514	114,610
Allison Transmission Holdings, Inc.	10,269	483,156
Armstrong World Industries, Inc.	1,749	169,128
Atkore International Group, Inc. (2)	2,631	79,851
Barrett Business Services, Inc.	141	12,524
BG Staffing, Inc.	40	764
BMC Stock Holdings, Inc. (2)	2,932	76,760
Builders FirstSource, Inc. (2)	4,298	88,431
Cintas Corp.	2,495	668,910
Comfort Systems USA, Inc.	1,861	82,312
Commercial Vehicle Group, Inc. (2)	4,034	29,085
Copart, Inc. (2)	4,677	375,703
CSW Industrials, Inc.	659	45,491
Cummins, Inc.	10,019	1,629,791
Ducommun, Inc. (2)	5	212
EMCOR Group, Inc.	4,131	355,762
Encore Wire Corp.	191	10,749
Foundation Building Materials, Inc. (2)	1,647	25,512
Generac Holdings, Inc. (2)	1,772	138,818
GMS, Inc. (2)	1,119	32,138
Great Lakes Dredge & Dock Corp. (2)	1,085	11,338
HEICO Corp.	753	94,035
Hubbell, Inc.	2,161	283,955
Hurco Cos., Inc.	108	3,474
Ingersoll-Rand PLC	420	51,748
Jacobs Engineering Group, Inc.	5,318	486,597
Kansas City Southern	1,662	221,063
Kelly Services, Inc.	1,633	39,551
Kimball International, Inc.	3,212	61,992
Knoll, Inc.	2,698	68,394
Landstar System, Inc.	1,688	190,035
LB Foster Co. (2)	424	9,188
LSC Communications, Inc.	4,744	6,547
ManpowerGroup, Inc.	3,277	276,054
Masco Corp.	3,317	138,253
Matson, Inc.	2,890	108,404
Meritor, Inc. (2)	445	8,233
Mesa Air Group, Inc. (2)	1,828	12,330
Miller Industries, Inc./TN	1,034	34,432
Mueller Industries, Inc.	160	4,589
Mueller Water Products, Inc.	2,194	24,661
MYR Group, Inc. (2)	181	5,663
Norfolk Southern Corp.	8,809	1,582,625
Oshkosh Corp.	3,564	270,151
PACCAR, Inc.	8,092	566,521
Park-Ohio Holdings Corp.	220	6,569

Patrick Industries, Inc. (2)	1,147	49,183
Powell Industries, Inc.	277	10,845
Quanex Building Products Corp.	2,035	36,793
Quanta Services, Inc.	4,866	183,935
Radiant Logistics, Inc. (2)	2,864	14,807
RR Donnelley & Sons Co.	4,772	17,990
Rush Enterprises, Inc.	1,621	62,538
Safe Bulkers, Inc. (2)	1,521	2,662
Southwest Airlines Co.	18,216	983,846
Steelcase, Inc.	888	16,339
Sterling Construction Co., Inc. (2)	550	7,233
Timken Co./The	2,374	103,293
Titan Machinery, Inc. (2)	522	7,485
Triton International, Ltd./Bermuda	4,422	149,640
TrueBlue, Inc. (2)	1,298	27,388
UniFirst Corp./MA	450	87,804
Union Pacific Corp.	12,887	2,087,436
Universal Forest Products, Inc.	706	28,155
Universal Logistics Holdings, Inc.	776	18,065
Valmont Industries, Inc.	432	59,806
Vectrus, Inc. (2)	631	25,650
Wabash National Corp.	6,315	91,631
Waste Management, Inc.	1,346	154,790

		13,213,423

Information Technology - 12.2%
Accenture PLC	3,075	591,476
Adobe, Inc. (2)	1,793	495,316
Advanced Energy Industries, Inc. (2)	930	53,391
Amkor Technology, Inc. (2)	8,848	80,517
Apple, Inc.	30,069	6,734,554
Applied Materials, Inc.	31,064	1,550,094
Aspen Technology, Inc. (2)	1,836	225,975
AstroNova, Inc.	883	14,278
Avaya Holdings Corp. (2)	3,905	39,948
Avnet, Inc.	7,484	332,926
Benchmark Electronics, Inc.	6,396	185,868
Booz Allen Hamilton Holding Corp.	2,732	194,027
Broadcom, Inc.	6,278	1,733,167
Cadence Design Systems, Inc. (2)	7,765	513,111
Cambium Networks Corp. (2)	207	2,008
CDW Corp./DE	2,564	315,987
ChannelAdvisor Corp. (2)	680	6,344
Ciena Corp. (2)	3,828	150,172
Cirrus Logic, Inc. (2)	623	33,380
Cisco Systems, Inc.	52,910	2,614,283
Cision, Ltd. (2)	5,462	42,003
Citrix Systems, Inc.	1,196	115,438
Coda Octopus Group, Inc. (2)	117	961
Comtech Telecommunications Corp.	2,021	65,683
Dell Technologies, Inc. - Class C (2)	4,525	234,667
Digi International, Inc. (2)	2,023	27,553
Dolby Laboratories, Inc.	1,673	108,143
DXC Technology Co.	8,321	245,470
Dynatrace, Inc. (2)	3,725	69,546
EchoStar Corp. (2)	986	39,065
Enphase Energy, Inc. (2)	582	12,938
ePlus, Inc. (2)	187	14,229
EVERTEC, Inc.	503	15,704
Extreme Networks, Inc. (2)	879	6,395
F5 Networks, Inc. (2)	585	82,146
Fabrinet (2)	38	1,987
Fair Isaac Corp. (2)	418	126,871
Hackett Group, Inc./The	381	6,271
Hewlett Packard Enterprise Co.	2,600	39,442
HP, Inc.	24,054	455,102
Insight Enterprises, Inc. (2)	1,506	83,869
Intel Corp.	36,358	1,873,528
International Business Machines Corp.	5,457	793,557
Intuit, Inc.	7,254	1,929,129
Itron, Inc. (2)	670	49,553
j2 Global, Inc.	2,251	204,436

Jabil, Inc.	5,256	188,007
Juniper Networks, Inc.	13,979	345,980
KEMET Corp.	89	1,618
KLA Corp.	7,406	1,180,887
Lam Research Corp.	6,136	1,418,091
Lattice Semiconductor Corp. (2)	148	2,706
LogMeIn, Inc.	3,024	214,583
Majesco (2)	67	565
Manhattan Associates, Inc. (2)	595	47,999
Mastercard, Inc.	11,039	2,997,861
Maxim Integrated Products, Inc.	1,962	113,619
MAXIMUS, Inc.	692	53,464
Micron Technology, Inc. (2)	41,438	1,775,618
Microsoft Corp.	53,587	7,450,201
MicroStrategy, Inc. (2)	67	9,941
Model N, Inc. (2)	599	16,628
Motorola Solutions, Inc.	3,222	549,061
MTS Systems Corp.	976	53,924
National Instruments Corp.	56	2,351
Nuance Communications, Inc. (2)	10,786	175,920
Oracle Corp.	39,013	2,146,885
PC Connection, Inc.	828	32,209
Perspecta, Inc.	2,349	61,356
Progress Software Corp.	3,792	144,324
QUALCOMM, Inc.	17,132	1,306,829
Sanmina Corp. (2)	2,111	67,784
ScanSource, Inc. (2)	114	3,483
SMART Global Holdings, Inc. (2)	1,333	33,965
Sonim Technologies, Inc. (2)	7	21
SPS Commerce, Inc. (2)	316	14,874
SS&C Technologies Holdings, Inc.	3,173	163,632
Symantec Corp.	14,082	332,758
Synopsys, Inc. (2)	6,084	835,029
Tech Data Corp. (2)	1,586	165,325
Telenav, Inc. (2)	2,410	11,520
Teradyne, Inc.	2,863	165,796
TESSCO Technologies, Inc.	667	9,585
Texas Instruments, Inc.	17,806	2,301,247
TiVo Corp.	23	175
Unisys Corp. (2)	4,328	32,157
Universal Display Corp.	579	97,214
Viavi Solutions, Inc. (2)	11,167	156,394
Vishay Precision Group, Inc. (2)	75	2,456
Western Union Co./The	76	1,761
Workiva, Inc. (2)	1,243	54,481
Xerox Holdings Corp.	9,921	296,737

		47,547,529

Materials - 0.9%
Air Products & Chemicals, Inc.	2,401	532,686
AK Steel Holding Corp. (2)	3,946	8,957
Avery Dennison Corp.	183	20,783
CF Industries Holdings, Inc.	1,735	85,362
Eastman Chemical Co.	6,161	454,867
Hawkins, Inc.	96	4,080
Huntsman Corp.	4,356	101,321
Innophos Holdings, Inc.	324	10,517
Innospec, Inc.	570	50,810
Kraton Corp. (2)	725	23,410
LyondellBasell Industries NV	16,243	1,453,261
Materion Corp.	510	31,294
Nucor Corp.	936	47,652
Olympic Steel, Inc.	1,625	23,400
Owens-Illinois, Inc.	415	4,262
PPG Industries, Inc.	697	82,601
Rayonier Advanced Materials, Inc.	323	1,399
Reliance Steel & Aluminum Co.	2,887	287,718
Royal Gold, Inc.	186	22,917
Ryerson Holding Corp. (2)	3,884	33,131
Schnitzer Steel Industries, Inc.	941	19,441
Stepan Co.	279	27,080
Tredegar Corp.	1,176	22,956

Valvoline, Inc.		4,754	104,731
Vulcan Materials Co.		349	52,783
Warrior Met Coal, Inc.		2,768	54,031
Westrock Co.		2,998	109,277

			3,670,727

Real Estate Investment Trust - 2.2%
American Homes 4 Rent		5,844	151,301
American Tower Corp.		5,993	1,325,232
Apple Hospitality REIT, Inc.		15,436	255,929
Ashford Hospitality Trust, Inc.		4,082	13,511
AvalonBay Communities, Inc.		1,201	258,611
CatchMark Timber Trust, Inc.		4,860	51,856
CBL & Associates Properties, Inc.		7,569	9,764
CorEnergy Infrastructure Trust, Inc.		1,082	51,092
CorePoint Lodging, Inc.		2,678	27,075
CubeSmart		6,622	231,108
Essex Property Trust, Inc.		4,818	1,573,800
Gaming and Leisure Properties, Inc.		5,399	206,458
GEO Group, Inc./The		2,710	46,991
Gladstone Commercial Corp.		108	2,538
Highwoods Properties, Inc.		7,557	339,612
Hudson Pacific Properties, Inc.		5,312	177,740
Industrial Logistics Properties Trust		4,257	90,461
Kilroy Realty Corp.		2,549	198,542
Lamar Advertising Co.		4,021	329,441
Lexington Realty Trust		3,863	39,596
National Storage Affiliates Trust		2,805	93,603
NexPoint Residential Trust, Inc.		596	27,869
Office Properties Income Trust		1,858	56,929
Pennsylvania Real Estate Investment Trust		2,392	13,682
PS Business Parks, Inc.		1,294	235,443
Public Storage		210	51,507
Realogy Holdings Corp.		1,254	8,377
Service Properties Trust		11,929	307,649
Simon Property Group, Inc.		11,367	1,769,274
Spirit MTA REIT		3,461	29,211
Summit Hotel Properties, Inc.		3,316	38,466
Tanger Factory Outlet Centers, Inc.		8,382	129,753
Urstadt Biddle Properties, Inc.		3,609	85,533
Xenia Hotels & Resorts, Inc.		10,703	226,047

			8,454,001
Utilities - 0.7%
American Water Works Co., Inc.		13,041	1,620,083
Consolidated Water Co., Ltd.		1,061	17,496
Evergy, Inc.		1,073	71,419
NorthWestern Corp.		1,648	123,682
Portland General Electric Co.		8,306	468,209
SJW Group		859	58,661
Spark Energy, Inc.		129	1,361
UGI Corp.		3,978	199,974
Unitil Corp.		971	61,593

			2,622,478

Total Common Stocks	(Cost	$172,281,754)	197,248,559

Registered Investment Companies - 25.3%

American Beacon SiM High Yield Opportunities Fund - Class I		363,982	3,446,906
Baird Core Plus Bond Fund - Class I		536,534	6,218,431
Dodge & Cox Income Fund		500,023	7,045,321
DoubleLine Total Return Bond Fund - Class I		431,830	4,642,173
Frost Total Return Bond Fund - Class I		503,286	5,229,138
Guggenheim Total Return Bond Fund - Class I		169,889	4,663,466
iShares Core U.S. Aggregate Bond ETF (9)		115,141	13,030,507
iShares iBoxx High Yield Corporate Bond ETF (9)		24,091	2,100,012
iShares JP Morgan USD Emerging Markets Bond ETF (9)		47,300	5,361,455
Lord Abbett High Yield Fund - Class I		864,296	6,413,073
Payden Emerging Markets Bond Fund - Class I		255,909	3,459,886

PGIM Total Return Bond Fund - Class R6		405,730	6,098,116
PIMCO Investment Grade Credit Bond Fund - Class I		225,299	2,451,256
Pioneer Bond Fund - Class Y		596,691	5,859,505
Segall Bryant & Hamill Plus Bond Fund - Class I		492,267	5,331,254
SPDR Bloomberg Barclays High Yield Bond ETF (9)		37,670	4,096,236
TCW Emerging Markets Income Fund - Class I		414,601	3,441,186
Vanguard Intermediate-Term Corporate Bond ETF (9)		14,199	1,295,517
Vanguard Total Bond Market ETF (9)		85,660	7,232,274
Xtrackers USD High Yield Corporate Bond ETF (9)		42,294	2,118,084

Total Registered Investment Companies	(Cost	$96,623,218)	99,533,796

Money Market Registered Investment Companies - 18.4%

Meeder Institutional Prime Money Market Fund, 2.07% (5)		72,254,734	72,261,960
Morgan Stanley Government Institutional Fund, 1.85% (4)		3,481	3,481

Total Money Market Registered Investment Companies	(Cost	$72,249,479)	72,265,441

Bank Obligations - 0.2%

First Merchants Bank Deposit Account, 2.25%, 10/1/2019 (6)		247,873	247,873
Metro City Bank Deposit Account, 2.35%, 10/1/2019 (6)		247,959	247,959
Pacific Mercantile Bank Deposit Account, 1.93%, 10/1/2019 (6)		247,846	247,846

Total Bank Obligations	(Cost	$743,678)	743,678

U.S. Government Obligations - 4.5%

U.S. Treasury Note, 2.25%, due 1/31/2024		3,421,300	3,518,326
U.S. Treasury Note, 2.625%, due 2/15/2029		1,732,300	1,874,876
U.S. Treasury Note, 1.50%, due 8/15/2026		3,839,500	3,808,904
U.S. Treasury Note, 2.25%, due 11/15/2025		7,067,900	7,329,909
U.S. Treasury Note, 2.125%, due 12/31/2022		1,258,700	1,280,187

Total U.S. Government Obligations	(Cost	$17,185,679)	17,812,202

Total Investments - 98.7%	(Cost	$359,083,808)	387,603,676

Other Assets less Liabilities - 1.3%			5,054,235

Total Net Assets - 100.0%			392,657,911

Trustee Deferred Compensation (7)

Meeder Balanced Fund		2,455	28,822
Meeder Dynamic Allocation Fund		6,069	67,912
Meeder Muirfield Fund		3,265	24,651
Meeder Conservative Allocation Fund		713	16,028

Total Trustee Deferred Compensation	(Cost	$127,612)	137,413

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	234	12/20/2019	22,211,280	(108,253)
Mini MSCI Emerging Markets Index Futures	109	12/20/2019	5,460,355	(125,492)
Russell 2000 Mini Index Futures	33	12/20/2019	2,516,250	(101,826)
Standard & Poors 500 Mini Futures	260	12/20/2019	38,720,500	(345,228)
E-mini Standard & Poors MidCap 400 Futures	53	12/20/2019	10,271,400	(163,896)

Total Futures Contracts	689		79,179,785	(844,695)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$369,047,796	$(844,695)
Level 2 - Other Significant Observable Inputs	18,555,880	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$387,603,676	$(844,695)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2019.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2019.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.